Expense Example - (Nomura Fixed income mutual fund - Classes A, C, and Institutional)	Aug. 31, 2025 USD ($)
(Nomura Tax-Free California Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 528
Expense Example, with Redemption, 3 Years	731
Expense Example, with Redemption, 5 Years	951
Expense Example, with Redemption, 10 Years	1,582
(Nomura Tax-Free California Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	527
Expense Example, with Redemption, 5 Years	922
Expense Example, with Redemption, 10 Years	2,026
(Nomura Tax-Free California Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	890
(Nomura Tax-Free Idaho Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	534
Expense Example, with Redemption, 3 Years	753
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	1,669
(Nomura Tax-Free Idaho Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	961
Expense Example, with Redemption, 10 Years	2,110
(Nomura Tax-Free Idaho Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	983
(Nomura Tax-Free New York Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	528
Expense Example, with Redemption, 3 Years	729
Expense Example, with Redemption, 5 Years	946
Expense Example, with Redemption, 10 Years	1,571
(Nomura Tax-Free New York Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	525
Expense Example, with Redemption, 5 Years	917
Expense Example, with Redemption, 10 Years	2,016
(Nomura Tax-Free New York Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	879
(Nomura Minnesota High-Yield Municipal Bond Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	532
Expense Example, with Redemption, 3 Years	741
Expense Example, with Redemption, 5 Years	967
Expense Example, with Redemption, 10 Years	1,616
(Nomura Minnesota High-Yield Municipal Bond Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	938
Expense Example, with Redemption, 10 Years	2,059
(Nomura Minnesota High-Yield Municipal Bond Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	926
(Nomura National High-Yield Municipal Bond Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	533
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	900
Expense Example, with Redemption, 10 Years	1,452
(Nomura National High-Yield Municipal Bond Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,900
(Nomura National High-Yield Municipal Bond Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750